DETAILS OF CASH FLOWS	12 Months Ended
Dec. 31, 2020
DETAILS OF CASH FLOWS
DETAILS OF CASH FLOWS
16. DETAILS OF CASH FLOWS
(a)    Items not involving operating cash flows are shown in the following table:

Years ended December 31,	2020	2019
Straight-line rent amortization	$(8,842)	$(5,074)
Tenant incentive amortization	5,321	5,122
Unit-based compensation expense (note 12(b))	8,116	7,484
Fair value gains on investment properties	(273,437)	(245,442)
Depreciation and amortization	1,151	906
Fair value losses (gains) on financial instruments, net (note 13(e))	3,402	(1,192)
Loss on sale of investment properties	901	3,045
Amortization of issuance costs and modification losses relating to debentures and term loans	1,024	855
Amortization of deferred financing costs	312	312
Deferred income taxes (note 14(a))	62,501	37,596
Other	(30)	(195)
	$(199,581)	$(196,583)
(b)    Changes in working capital balances are shown in the following table:

Years ended December 31,	2020	2019
Accounts receivable	$10,141	$(3,670)
Prepaid expenses and other	61	(906)
Accounts payable and accrued liabilities	844	(639)
Deferred revenue	5,595	1,800
Restricted cash	—	470
	$16,641	$(2,945)
(c)    Non-cash
investing and financing activities
During the year ended December 31, 2020, 31 thousand stapled units (2019 — 20 thousand stapled units) with a value of $2.0 million (2019 — $1.2 million) were issued under the Restricted Stapled Unit Plan (note 12(b)) and are not recorded in the combined statements of cash flows. In addition, the combined statement of cash flows for the year ended December 31, 2019 does not include the right-of-use
asset and lease obligation of $20.5 million associated with the acquisition of the leasehold interest in two Canadian properties (note 3) and the issuance and consolidation of stapled units associated with the special distribution in the amount of $41.1 million (note 11).
(d)    Cash and cash equivalents consist of:

Years ended December 31,	2020	2019
Cash	$780,979	$248,499
Short-term deposits	50,301	50,178
	$831,280	$298,677